Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [ABSTRACT]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Europe	$29,658	$24,436	$26,067
Asia	151,608	147,642	99,442
North America	15,968	7,218	9,716
Australia	8,201	7,657	8,006

Total	$205,435	$186,953	$143,231